Financial Assets and Liabilities - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Millions			1 Months Ended							12 Months Ended
	Sep. 03, 2024 USD ($) Multiple	Feb. 20, 2022 EUR (€)	Dec. 31, 2024 EUR (€)	Sep. 30, 2024 EUR (€) XBB	Sep. 30, 2024 USD ($) XBB	Sep. 30, 2023 EUR (€) XBB Multiple	Sep. 30, 2023 USD ($) XBB Multiple	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€) Days	Dec. 31, 2024 $ / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares
Disclosure of detailed information about financial instruments [line items]
Convertible senior notes													€ 407,100,000
Carrying amount of royalty funding liabilities												€ 305,400,000	€ 138,400,000
Share price | € / shares												€ 49.6	€ 50.5
Derivative liabilities												€ 150,670,000	€ 143,296,000
Royalty Pharma United States Yorvipath [member]
Disclosure of detailed information about financial instruments [line items]
Funding received in exchange of royalty payments | $					$ 150.0
Net proceeds after deduting offering expenses				€ 134,200,000	$ 148.2
Funding received in exchange of royalty payments | $	$ 150.0
Net revenue from sales interest payment in percentage in exchange for funding	3.00%
Royalty payment ending period	Dec. 31, 2029
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice as buyout amount | XBB				2	2
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice provided on or prior to period as buyout amount | XBB				1.65	1.65
Royalty Pharma United States Skytrofa [member]
Disclosure of detailed information about financial instruments [line items]
Funding received in exchange of royalty payments | $							$ 150.0
Net proceeds after deduting offering expenses						€ 136,300,000	146.3
Funding received in exchange of royalty payments | $							$ 150.0
Net revenue from sales interest payment in percentage in exchange for funding						9.15%	9.15%
Royalty payment beginning period						Jan. 01, 2025	Jan. 01, 2025
Royalty payment ending period						Dec. 31, 2031	Dec. 31, 2031
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice as buyout amount | XBB						1.925	1.925
Amount multiplied to purchase price minus revenue interest payments paid to purchaser on effective date of buy-out notice provided on or prior to period as buyout amount | XBB						1.65	1.65
Derivatives [member] | Historical volatility for shares, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities												10.00%
Derivatives [member] | Share Price Measurement Input [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase in unobservable input, liabilities												10.00%
Increase decrease in derivative financial liabilities fair value										€ 30,800,000
Foreign Currency Conversion Option [Member]
Disclosure of detailed information about financial instruments [line items]
Increase decrease in derivative financial liabilities fair value										€ 15,000,000
Bottom of range [member] | Royalty Pharma United States Yorvipath [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple	1.65
Bottom of range [member] | Royalty Pharma United States Skytrofa [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple						1.65	1.65
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Optional Lease Extension Period										5 years
Top of range [member] | Royalty Pharma United States Yorvipath [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple	2
Top of range [member] | Royalty Pharma United States Skytrofa [member]
Disclosure of detailed information about financial instruments [line items]
Multiple of the purchase price were royalty payment will cease | Multiple						1.925	1.925
American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Conversion price per share | $ / shares											$ 166.34
DENMARK | Office Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Enforceable Lease Term		12 years
Total lease cash-outflows			€ 16,200,000
GERMANY | Office Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Enforceable Lease Term		15 years
Total lease cash-outflows		€ 81,100,000
Convertible Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount | $									$ 575.0
Proceeds From Issuance Of Notes								€ 503,300,000	$ 557.9
Borrowings, maturity								April 1, 2028	April 1, 2028	April 2028
Borrowings in arrears default payment start date										Oct. 01, 2022
Conversion rate per note | $ / shares											$ 6.0118
Borrowings redemption period										April 7, 2025
Borrowings condition for redemption										but only if the last reported sale price per ADS exceeds 130% of the conversion price on each of (i) at least 20 trading days, whether or not consecutive, during the 30 consecutive trading days ending on, and including, the trading day immediately before the date the Company sends the related optional redemption notice; and (ii) the trading day immediately before the date the Company sends such notice.
Borrowings threshold percentage of sale price per share for redemption										130.00%
Borrowings threshold trading days for redemption | Days										20
Borrowings threshold consecutive trading days for redemption | Days										30
Convertible Senior Notes [Member] | American depository shares [member]
Disclosure of detailed information about financial instruments [line items]
Principal amount												€ 1,000
Convertible Senior Notes [Member] | Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate									2.25%			2.25%